INVENTORIES - Schedule of changes in the adjustment to net realisable value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories [Line Items]
Balance at January 1	$ 27,310
Balance at December 31	42,326	$ 27,310
Adjustment for Net Realisable Value
Inventories [Line Items]
Balance at January 1	(2,448)	(646)
Addition to impairment	(164)	(2,342)
Release of impairment	312	20
Usage of impairment	195	407
Currency translation	134	113
Balance at December 31	$ (1,971)	$ (2,448)